Partners' capital - Commitments and contributions (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Partners' capital
Committed capital	$ 241,430,450	$ 241,430,450
Less: Unfunded committed capital	5,409,886	52,389,740
Funded Capital Contributions	236,020,564	189,040,710
Contribution receivable	84,000	63,000
General Partner
Partners' capital
Committed capital	750,000	750,000
Less: Unfunded committed capital	120,867	245,127
Funded Capital Contributions	629,133	504,873
Contribution receivable	10,000
Limited Partner
Partners' capital
Committed capital	240,680,450	240,680,450
Less: Unfunded committed capital	5,289,019	52,144,613
Funded Capital Contributions	$ 235,391,431	188,535,837
Contribution receivable		$ 11,000